Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting

13. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the Company’s audited consolidated financial statements included in the Annual Report for the year ended December 31, 2011.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing services and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

Successor - Three Months Ended June 30, 2012
	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$58,269	$—	$—	$—	$58,269
Payment services	65,286	—	—	—	65,286
Patient statements	—	64,584	—	—	64,584
Revenue cycle management	—	75,360	—	—	75,360
Dental	—	8,028	—	—	8,028
Pharmacy services	—	—	22,941	—	22,941
Inter-segment revenues	1,022	194	87	(1,303)	—

Net revenue	124,577	148,166	23,028	(1,303)	294,468
Costs and expenses:
Cost of operations	82,896	91,341	9,567	(1,239)	182,565
Development and engineering	2,895	3,489	1,587	—	7,971
Sales, marketing, general and administrative	7,546	9,336	1,448	18,854	37,184

Segment contribution	$31,240	$44,000	$10,426	$(18,918)	66,748

Depreciation and amortization					46,626
Accretion					8,579
Interest expense, net					42,902
Loss on extinguishment of debt					21,853

Loss before income tax benefit					$(53,212)

Predecessor - Three Months Ended June 30, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$52,972	$—	$—	$—	$52,972
Payment services	62,507	—	—	—	62,507
Patient statements	—	65,022	—	—	65,022
Revenue cycle management	—	72,945	—	—	72,945
Dental	—	7,871	—	—	7,871
Pharmacy services	—	—	20,793	—	20,793
Inter-segment revenue	865	124	—	(989)	—

Net revenue	116,344	145,962	20,793	(989)	282,110
Costs and expenses:
Cost of operations	77,014	88,514	8,773	(928)	173,373
Development and engineering	2,582	3,801	1,762	—	8,145
Sales, marketing, general and administrative	7,875	11,105	1,401	13,714	34,095

Segment contribution	$28,873	$42,542	$8,857	$(13,775)	66,497

Depreciation and amortization					38,934
Interest expense, net					12,650
Other					(2,235)

Income before income tax provision					$17,148

Successor - Six Months Ended June 30, 2012

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$110,913	$—	$—	$—	$110,913
Payment services	130,695	—	—	—	130,695
Patient statements	—	127,103	—	—	127,103
Revenue cycle management	—	148,967	—	—	148,967
Dental	—	16,200	—	—	16,200
Pharmacy services	—	—	46,625	—	46,625
Inter-segment revenues	1,906	438	180	(2,524)	—

Net revenue	243,514	292,708	46,805	(2,524)	580,503
Costs and expenses:
Cost of operations	159,988	181,049	19,113	(2,394)	357,756
Development and engineering	5,660	7,326	3,266	—	16,252
Sales, marketing, general and administrative	16,122	19,256	3,074	33,620	72,072

Segment contribution	$61,744	$85,077	$21,352	$(33,750)	134,423

Depreciation and amortization					91,782
Accretion					12,346
Interest expense, net					88,641
Loss on extinguishment of debt					21,853

Loss before income tax benefit					$(80,199)

Predecessor - Six Months Ended June 30, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$100,528	$—	$—	$—	$100,528
Payment services	124,742	—	—	—	124,742
Patient statements	—	128,539	—	—	128,539
Revenue cycle management	—	142,799	—	—	142,799
Dental	—	15,604	—	—	15,604
Pharmacy services	—	—	41,398	—	41,398
Inter-segment revenue	1,720	239	—	(1,959)	—

Net revenue	226,990	287,181	41,398	(1,959)	553,610
Costs and expenses:
Cost of operations	152,199	174,362	17,300	(1,835)	342,026
Development and engineering	4,952	7,716	3,462	—	16,130
Sales, marketing, general and administrative	15,322	22,348	2,863	26,730	67,263

Segment contribution	$54,517	$82,755	$17,773	$(26,854)	128,191

Depreciation and amortization					76,956
Interest expense, net					25,275
Other					(3,638)

Income before income tax provision					$29,598

20. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the consolidated financial statements.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify the providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

Successor — For the period from November 2, 2011 to December 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$35,004	$—	$—	$—	$35,004
Payment services	42,207	—	—	—	42,207
Patient statements	—	41,927	—	—	41,927
Revenue cycle management	—	51,123	—	—	51,123
Dental	—	5,167	—	—	5,167
Pharmacy services	—	—	14,956	—	14,956
Inter-segment revenues	514	107	62	(683)	—

Net revenue	77,725	98,324	15,018	(683)	190,384
Costs and expenses
Cost of operations	51,102	60,710	6,252	(643)	117,421
Development and engineering	1,940	2,234	979	—	5,153
Sales, marketing, general and administrative	5,870	4,518	830	10,560	21,778
Accretion	—	—	—	2,459	2,459
Transaction related costs	—	—	—	17,857	17,857

Segment contribution	18,813	$30,862	$6,957	$(30,916)	25,716

Depreciation and amortization					29,094
Interest expense, net					29,343
Other					(5,843)

Loss before income tax provision					$(26,878)

Predecessor — For the period from January 1, 2011 to November 1, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$171,288	$—	$—	$—	$171,288
Payment services	206,828	—	—	—	206,828
Patient statements	—	213,585	—	—	213,585
Revenue cycle management	—	240,861	—	—	240,861
Dental	—	25,926	—	—	25,926
Pharmacy services	—	—	70,776	—	70,776
Inter-segment revenues	2,845	450	—	(3,295)	—

Net revenue	380,961	480,822	70,776	(3,295)	929,264
Costs and expenses
Cost of operations	255,437	291,055	29,134	(3,085)	572,541
Development and engineering	8,700	11,693	5,697	—	26,090
Sales, marketing, general and administrative	26,905	38,385	5,078	41,095	111,463
Transaction related costs	10,443	9,029	2,282	44,871	66,625

Segment contribution	$79,476	$130,660	$28,585	$(86,176)	152,545

Depreciation and amortization					128,761
Interest expense, net					43,201
Other					(8,036)

Loss before income tax provision					$(11,381)

Predecessor — For the Year Ended December 31, 2010

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$192,385	$—	$—	$—	$192,385
Payment services	234,176	—	—	—	234,176
Patient statements	—	262,521	—	—	262,521
Revenue cycle management	—	199,873	—	—	199,873
Dental	—	31,403	—	—	31,403
Pharmacy services	—	—	81,794	—	81,794
Inter-segment revenue	3,501	402	—	(3,903)	—

Net revenue	430,062	494,199	81,794	(3,903)	1,002,152
Costs and expenses
Cost of operations	281,853	304,245	30,044	(3,775)	612,367
Development and engineering	9,475	13,993	7,170	—	30,638
Sales, marketing, general and administrative	28,914	33,982	6,133	47,918	116,947

Segment contribution	$109,820	$141,979	$38,447	$(48,046)	242,200

Depreciation and amortization					124,721
Interest expense, net					61,017
Other income					(9,284)

Income before income tax provision					$65,746

Predecessor — For the Year Ended December 31, 2009

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$184,605	$—	$—	$—	$184,605
Payment services	211,985	—	—	—	211,985
Patient statements	—	274,390	—	—	274,390
Revenue cycle management	—	155,112	—	—	155,112
Dental	—	31,513	—	—	31,513
Pharmacy services	—	—	60,843	—	60,843
Inter-segment revenue	902	1,498	—	(2,400)	—

Net revenue	397,492	462,513	60,843	(2,400)	918,448
Costs and expenses
Cost of operations	253,471	294,471	16,668	(1,974)	562,636
Development and engineering	11,744	12,893	5,902	—	30,539
Sales, marketing, general and administrative	26,980	35,070	8,102	48,844	118,996

Segment contribution	$105,297	$120,079	$30,171	$(49,270)	206,277

Depreciation and amortization					105,321
Interest expense, net					70,171
Other income					(519)

Income before income tax provision					$31,304